Shareholders' equity - Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	$ 516,839	$ 324,427	$ 221,162
Net current-period other comprehensive (loss) income	(105,483)	50,374	(5,834)
Balance at period end	509,429	516,839	324,427
Debt securities, current	3,529
Debt securities, amortized cost	7,744
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	(563,081)	(613,460)	(607,768)
Other comprehensive income (loss) before reclassifications	(79,273)	34,136	(13,361)
Net loss reclassified from accumulated other comprehensive loss to consolidated statement of income	(26,130)	16,243	7,669
Net current-period other comprehensive (loss) income	(105,403)	50,379	(5,692)
Balance at period end	(668,484)	(563,081)	(613,460)
Foreign currency translation
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	(555,781)	(609,090)	(625,608)
Other comprehensive income (loss) before reclassifications	(111,871)	53,309	16,518
Net loss reclassified from accumulated other comprehensive loss to consolidated statement of income	0	0	0
Net current-period other comprehensive (loss) income	(111,871)	53,309	16,518
Balance at period end	(667,652)	(555,781)	(609,090)
Cash flow hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	(3,015)	(746)	17,840
Other comprehensive income (loss) before reclassifications	33,150	(17,393)	(26,255)
Net loss reclassified from accumulated other comprehensive loss to consolidated statement of income	(26,904)	15,124	7,669
Net current-period other comprehensive (loss) income	6,246	(2,269)	(18,586)
Balance at period end	3,231	(3,015)	(746)
Securities available for sale
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	(4,285)	(3,624)	(3,624)
Other comprehensive income (loss) before reclassifications	(552)	(1,780)
Net loss reclassified from accumulated other comprehensive loss to consolidated statement of income	774	1,119	0
Net current-period other comprehensive (loss) income	222	(661)	(3,624)
Balance at period end	$ (4,063)	$ (4,285)	$ (3,624)